Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 30, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7.1		$ 7.7		$ 8.7
Additions Charged (Credited) to Income	(0.7)		1.7		3.4
Deductions from Reserves	(1.0)	[1]	(2.3)	[1]	(4.4)	[1]
Balance at End of Period	5.4		7.1		7.7
Valuation allowance deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	147.3		151.7		136.6
Acquisition of Business			1.2	[2]
Additions Charged (Credited) to Income	(124.2)		(19.2)		(11.7)
Additions Charged to Other Comprehensive Income			13.6		26.8
Balance at End of Period	$ 23.1		$ 147.3		$ 151.7

[1]	Bad debts written off during the year
[2]	Reserve of $1.2 million was acquired in acquisition of Açofran